Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Equity	€ 34,660	€ 34,416	€ 32,778	€ 33,249
Non-current lease liabilities	5,290	5,225
Fixed assets payable	798	817
Non-current employee benefits	2,398	2,554
Non-current liabilities included in the calculation of net financial debt	33,339	33,562
Other	2,094	2,035
Total non-current liabilities	43,918	44,192
Current lease liabilities	1,233	1,267
Fixed assets payable	2,472	2,848
Trade payables	6,397	6,682
Customer contract liabilities	2,026	2,093
Current employee benefits	2,115	2,261
Deferred income	50	51
Current liabilities included in the calculation of net financial debt	4,543	3,947
Other	8,013	8,545
Total current liabilities	26,850	27,695
Total equity and liabilities	105,428	106,303
Operating segments [member]
Disclosure of operating segments [line items]
Total non-current liabilities	105	101
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current liabilities	(27)	(27)
Trade payables	(40)	(24)
Customer contract liabilities	0	0
Current liabilities included in the calculation of net financial debt	(4)	(3)
Other	(14)	0
Total current liabilities	(58)	(28)
Total equity and liabilities	(86)	(55)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	34,764	34,432
Non-current lease liabilities	5,252	5,196
Fixed assets payable	798	817
Non-current employee benefits	2,388	2,544
Non-current liabilities included in the calculation of net financial debt	33,339	33,562
Other	2,007	1,954
Total non-current liabilities	43,784	44,073
Current lease liabilities	1,233	1,263
Fixed assets payable	2,472	2,848
Trade payables	6,279	6,581
Customer contract liabilities	2,027	2,094
Current employee benefits	2,109	2,254
Deferred income	50	51
Current liabilities included in the calculation of net financial debt	4,547	3,950
Other	4,331	3,908
Total current liabilities	23,047	22,950
Total equity and liabilities	101,595	101,454
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,106	961
Fixed assets payable	44	35
Non-current employee benefits	1,297	1,461
Other	552	574
Total non-current liabilities	2,999	3,030
Current lease liabilities	203	170
Fixed assets payable	1,070	1,144
Trade payables	2,608	2,682
Customer contract liabilities	963	1,015
Current employee benefits	1,108	1,224
Deferred income	2	2
Other	1,273	781
Total current liabilities	7,228	7,017
Total equity and liabilities	10,227	10,047
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	890	945
Fixed assets payable	345	366
Non-current employee benefits	8	17
Other	78	80
Total non-current liabilities	1,321	1,409
Current lease liabilities	274	284
Fixed assets payable	491	563
Trade payables	844	1,051
Customer contract liabilities	91	98
Current employee benefits	31	33
Other	168	178
Total current liabilities	1,899	2,207
Total equity and liabilities	3,219	3,616
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	819	788
Fixed assets payable	247	251
Non-current employee benefits	18	34
Other	298	301
Total non-current liabilities	1,381	1,373
Current lease liabilities	124	166
Fixed assets payable	290	407
Trade payables	840	935
Customer contract liabilities	316	335
Current employee benefits	133	110
Deferred income	4	6
Other	277	268
Total current liabilities	1,983	2,226
Total equity and liabilities	3,365	3,599
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	820	785
Fixed assets payable	162	166
Non-current employee benefits	71	68
Other	57	55
Total non-current liabilities	1,110	1,074
Current lease liabilities	90	124
Fixed assets payable	464	529
Trade payables	1,258	1,136
Customer contract liabilities	130	123
Current employee benefits	80	71
Deferred income	36	36
Other	1,276	1,211
Total current liabilities	3,334	3,231
Total equity and liabilities	4,444	4,305
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	259	227
Non-current employee benefits	290	264
Other	43	39
Total non-current liabilities	592	530
Current lease liabilities	77	97
Fixed assets payable	73	72
Trade payables	735	784
Customer contract liabilities	426	412
Current employee benefits	385	407
Deferred income	1	1
Other	225	283
Total current liabilities	1,922	2,055
Total equity and liabilities	2,514	2,586
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,358	1,490
Non-current employee benefits	705	702
Other	57	55
Total non-current liabilities	2,119	2,247
Current lease liabilities	467	422
Fixed assets payable	85	135
Trade payables	882	763
Customer contract liabilities	117	126
Current employee benefits	372	411
Deferred income	7	7
Other	907	846
Total current liabilities	2,837	2,710
Total equity and liabilities	4,956	4,957
Elimination of intersegment amounts and unallocated amounts [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Equity	34,764	34,432
Non-current liabilities included in the calculation of net financial debt	33,339	33,562
Other	923	849
Total non-current liabilities	34,261	34,411
Fixed assets payable	(1)	(1)
Trade payables	(888)	(771)
Customer contract liabilities	(16)	(15)
Deferred income	0	0
Current liabilities included in the calculation of net financial debt	4,547	3,950
Other	204	341
Total current liabilities	3,846	3,503
Total equity and liabilities	72,871	72,346
Orange Bank, operating segment [member]
Disclosure of operating segments [line items]
Total current liabilities	3,235	4,280
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	(104)	(16)
Non-current lease liabilities	38	29
Non-current employee benefits	9	9
Other	114	109
Total non-current liabilities	162	147
Current lease liabilities		4
Trade payables	159	125
Current employee benefits	6	6
Other	3,697	4,638
Total current liabilities	3,861	4,773
Total equity and liabilities	€ 3,919	€ 4,904